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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        March 30, 2006

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust II (the "Trust") (File Nos. 33-7637 and 811-4775) on Behalf of MFS(R) Emerging Growth Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 38 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 30, 2006.

     Please call the undersigned at (617) 954-5064 or Maeve Bresnahan at (617) 954-5873 or with any questions you may have.

                                        Very truly yours,



                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Vice President & Senior Counsel

TMF/bjn